Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 11, 2014

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Trust for Advised Portfolios (the “Trust”) File Nos.: 333-108394 and 811-21422

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Form N-14 for the purpose of proposing the reorganization of the closed-end Sound Point Floating Rate Income Fund (the “Old Trust”) into a new open-end series of Trust for Advised Portfolios (the “New Trust”).  Specifically, the New Trust is proposing that the assets of the Sound Point Floating Rate Income Fund (the “Fund”) be transferred to, and the liabilities of the Fund be assumed by, a new open-end series of the New Trust (the “Reorganization”).  The Fund is seeking the approval of shareholders to complete the Reorganization.  Upon effectiveness, this combined proxy statement/prospectus will be mailed to shareholders to seek shareholder approval at a meeting currently scheduled for ____, 2014.  It is anticipated that this Registration Statement will become effective on May 11th, 2014, the 30th day after filing pursuant to Rule 488 under the 1933 Act.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
Secretary
Trust for Advised Portfolios

Enclosures